Basis of Presentation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2019
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Schedule of operating lease commitment to lease liabilities

The reconciliation between the total amount of the minimum future payments under operating lease agreements according to IAS 17 and the finance lease liability recorded as of January 1, 2019, is as follows:

ThCh$
Minimum future payments of operating leases as of 12.31.2018	1,895,863
Effect of the discount at the Incremental borrowing rate	(436,875)
Lease Liabilities	1,458,988